Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	37,202,288
Proposed Maximum Offering Price per Unit	6.82
Maximum Aggregate Offering Price	$ 253,719,604.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,038.68
Offering Note	1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Archer Aviation Inc.'s (the "Registrant") Class A Common Stock. 1b. Represents additional shares of Class A Common Stock to be registered and available for grant under the Registrant's Amended and Restated 2021 Equity Incentive Plan (the "Amended and Restated 2021 Plan") resulting from the annual automatic increase in shares available for issuance under the Amended and Restated 2021 Plan pursuant to the provision of the Amended and Restated 2021 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Amended and Restated 2021 Plan. 1c. Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Class A Common Stock as reported on the New York Stock Exchange on February 23, 2026, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	7,440,457
Proposed Maximum Offering Price per Unit	5.80
Maximum Aggregate Offering Price	$ 43,154,650.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,959.66
Offering Note	2a. Represents additional shares of Class A Common Stock to be registered and available for grant under the Registrant's 2021 Employee Stock Purchase Plan (the "Purchase Plan") resulting from the annual automatic increase in shares available for issuance under the Purchase Plan pursuant to the provision of the Purchase Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Purchase Plan. 2b. Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Class A Common Stock as reported on the New York Stock Exchange on February 23, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Purchase Plan.